Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	€ 11,157	€ 7,615	[1]	€ 5,912
Derivative liability, general account	11,616	7,230	[1]	€ 7,130
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	10,658	7,337
Derivative liability, general account	11,501	7,174
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	10,134	6,904
Derivative liability, general account	11,060	6,879
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	10,118	6,808
Derivative liability, general account	7,854	4,278
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	16	5
Derivative liability, general account	3,197	2,588
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Other [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account		91
Derivative liability, general account	€ 9	€ 12

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.